SHARE-BASED PAYMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SHARE-BASED PAYMENTS

NOTE 9: SHARE-BASED PAYMENTS

Common Stock Warrants

A summary of information related to common stock warrants for the six months ended June 30, 2025 is as follows:

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2024	45,701	$580.12
Granted	36,788,155	0.42
Exercised	(3,182,375)	-
Forfeited	-	-
Outstanding - June 30, 2025	33,651,481	$1.25

Exercisable at December 31, 2024	45,701	$580.12
Exercisable at June 30, 2025	33,651,481	$1.25

DIGITAL BRANDS GROUP, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025

Warrant Transactions

Vendor Agreement

On or around January 21, 2025, the Company entered into a vendor agreement (the “Vendor Agreement”) with MavDB Consulting LLC (the “Vendor”). The engagement of the Vendor is for a five year period and the vendor services to be provided include, but are not limited to, product content production, social media marketing, engagement of influencers and student athletes for product awareness, and event and staffing costs (the “Services”). In consideration for the Services, the Company will pay the Vendor a vendor fee equal to $3,000,000 (the “Cash Fee”) within thirty calendar days after the date of the Vendor Agreement (the “Payment Period”), provided, however, that Vendor may elect to receive the Vendor Shares (as defined below) and/or Vendor Pre-Funded Warrants (as defined below) as described below in lieu of the Cash Fee by providing written notice to the Company of such election during the Payment Period (the “Written Notice”). The “Vendor Shares” shall mean a number of common stock equal to the Cash Fee divided by $1.45, provided, however, if the issuance of any of the Vendor Shares would cause the Vendor to exceed 4.99% of the of the outstanding common stock, as determined in accordance with Section 16 of the Exchange Act and the regulations promulgated thereunder, then the Company shall instead issue to Vendor pre-funded warrants (the “Vendor Pre-Funded Warrants”) for the purchase of the amount of Vendor Shares in excess of the beneficial ownership limitation, provided, further, that if the Vendor specifies in the Written Notice that the Vendor elects to receive Vendor Pre-Funded Warrants in lieu of the entire amount of the Vendor Shares, then the Company shall instead issue to Vendor the Vendor Pre-Funded Warrants to purchase the entire amount of the Vendor Shares. The Vendor delivered the Written Notice to the Company during the Payment Period in lieu of the Cash Fee and the Company issued the Vendor Pre-Funded Warrants for the purchase of 2,068,965 shares of common stock to the Vendor on January 21, 2025. The fair value of the Vendor Pre-Funded Warrants was $3,000,000, or $1.45 per share, which was included as prepaid expenses on the consolidated balance sheet as of June 30, 2025.

The Vendor Pre-Funded Warrants have an initial exercise price per share of common stock equal to $0.01. The Vendor Pre-Funded Warrants are immediately exercisable and will expire five years after the issuance date of the Vendor Pre-Funded Warrants. The exercise price and number of shares of common stock issuable upon exercise is subject to appropriate adjustment in the event of share dividends, share splits, reorganizations or similar events. The Vendor Pre-Funded Warrants will be exercisable, at the option of the Vendor, in whole or in part, by delivering to us a duly executed exercise notice accompanied by payment in full for the number of shares of common stock purchased upon such exercise (except in the case of a cashless exercise). The Vendor (together with its affiliates) may not exercise any portion of the Vendor Pre-Funded Warrants to the extent that the Vendor would own more than 4.99% of the outstanding shares of common stock immediately after exercise, except that upon at least 61 days’ prior notice from the Vendor to us, the Vendor may increase the amount of beneficial ownership of outstanding shares after exercising the Vendor’s Pre-Funded Warrants up to 9.99% of the number of our shares of common stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the Vendor Pre-Funded Warrants. In lieu of making the cash payment otherwise contemplated to be made to us upon such exercise in payment of the aggregate exercise price, the Vendor may elect instead to receive upon such exercise (either in whole or in part) the number of shares of common stock determined according to a formula set forth in the Vendor Pre-Funded Warrants.

Other

On February 18, 2025, the Company issued 748,705 warrants to RBW Capital Partners LLC, through Dawson James Securities, Inc. (the “Placement Agent”), entitling the holder to purchase 568,267 shares of common stock at an exercise price of $0.759 per share (the “Placement Agent Warrants”).

In February 2025, the Company issued 33,970,485 warrants pursuant to the February 2025 Offering (see Note 7) which includes 11,239,805 pre-funded warrants with no expiration date for exercise.

Stock Options

As of June 30, 2025, and December 31, 2024, the Company had 31 stock options outstanding with a weighted average exercise price of $452,500 per share.

Stock-based compensation expense of $0 and $67,901 was recognized for the three months ended June 30, 2025 and 2024, and $0 and $168,200 was recognized for the six months ended June 30, 2025 and 2024, respectively.

DIGITAL BRANDS GROUP, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025

NOTE 11: SHARE-BASED PAYMENTS

Common Stock Warrants

A summary of information related to common stock warrants for the years ended December 31, 2024 and 2023 is as follows:

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2023	23,604	$1,270.00
Granted	42,652	145.87
Exercised	(20,555)	156.50
Forfeited	-	-
Outstanding - December 31, 2024	45,701	$580.12

Exercisable at December 31, 2023	23,604	$1,270.00
Exercisable at December 31, 2024	45,701	$580.12

Stock Options

As of December 31, 2024 and December 31, 2023, the Company had 31 stock options outstanding with a weighted average exercise price of $452,500 per share.

Stock-based compensation expense of $169,614 and $408,810 was recognized for the year ended December 31, 2024 and 2023.